Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	$ 15,754	¥ 108,309	¥ 197,438	¥ (123,066)
Cash flows from investing activities:
Net cash advances to Jimu Group	(64,212)	(441,491)
Short-term loan to a third party	(19,964)	(137,264)
Purchase of long-term investments	(2,801)	(19,259)	(2,000)
Net cash (used in)/provided by investing activities	36,445	250,576	(1,444,773)	(108,178)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares	59,674	410,286
Proceeds from initial public offering and followed offering, net of issuance cost	46,026	316,451
Cash repayment to Jimu Group	(3,363)	(23,121)
Proceeds from issuance of convertible loans	3,160	21,730	235,231
Net cash provided/(used in) by financing activities	(7,165)	(49,254)	1,595,968	256,700
Effect of exchange rate changes on cash, cash equivalents and restricted time deposits	3,566	24,519	(34)
Net increase in cash, cash equivalents and restricted time deposits	48,600	334,150	348,599	25,456
Cash, cash equivalents and restricted time deposits at beginning of the year	54,671	375,891	27,292	1,836
Cash, cash equivalents and restricted time deposits at end of the year	103,271	710,041	375,891	¥ 27,292
Parent Company
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(84,636)	(581,914)
Cash flows from investing activities:
Net cash advances to Jimu Group	(21,356)	(146,835)
Short-term loan to a third party	(19,964)	(137,264)
Purchase of long-term investments	(2,801)	(19,259)
Net cash (used in)/provided by investing activities	(44,121)	(303,358)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares	59,674	410,286
Proceeds from initial public offering and followed offering, net of issuance cost	46,026	316,451
Cash repayment to Jimu Group	(119)	(818)
Proceeds from issuance of convertible loans	3,160	21,730
Net cash provided/(used in) by financing activities	108,741	747,649
Effect of exchange rate changes on cash, cash equivalents and restricted time deposits	3,565	24,510
Net increase in cash, cash equivalents and restricted time deposits	(16,451)	(113,113)
Cash, cash equivalents and restricted time deposits at beginning of the year	26,515	182,307
Cash, cash equivalents and restricted time deposits at end of the year	$ 10,064	¥ 69,194	¥ 182,307